ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Subsidiaries and Variable Interest Entity [Table Text Block]
		December 31,	December 31,	December 31,
	Subsidiaries/	2016	2015	2014
Entities	VIE	% owned	% owned	% owned	Location
China Information Technology, Inc (CNIT)					British Virgin Islands
China Information Technology Holdings Limited (CITH)	Subsidiary	100%	100%	100%	British Virgin Islands
Information Security International Investment&Development Ltd. (ISIID) (Note 4)	Subsidiary	0%	0%	100%	Hong Kong, China
Information Security Tech. International Co., Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Software Investment Limited (ISSI) (Note 4)	Subsidiary	0%	100%	100%	Hong Kong, China
HPC Electronics (China) Co., Limited (HPC HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Dongguan Information Security Technology Co., Ltd. (IST DG) (Note 4)	Subsidiary	0%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE	100%	100%	100%	Shenzhen, China
Shenzhen Taoping Internet Tech. Co., Ltd. (Taoping)	VIE	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE	100%	100%	100%	Shenzhen, China
Shenzhen IASPEC Zhongtian Software. Co., Ltd. (Zhongtian)	VIE	0%	0%	99.99%	Shenzhen, China
Wuda Geo informatics Co., Ltd (Geo)	VIE	0%	0%	54.89%	Wu Han, China